Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Components of the tax expense
Corporation tax charge in year	€ 125.4	€ 49.4	€ 22.7
Deferred tax charge/(credit) relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	47.4	161.5	106.0
Tax expense	€ 172.8	€ 210.9	€ 128.7